Summary of Significant Accounting Policies (Details)			6 Months Ended
	Feb. 08, 2023 USD ($) $ / shares shares	Feb. 06, 2023 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 15, 2021 $ / shares
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss (in Dollars) | $			$ (4,114,000)		$ (3,433,000)
Foreign currency			1
Net proceeds (in Dollars) | $				$ 14,098,000
Operating segments			1
VAT rates range			13.00%
Amount recognized of tax benefit			50.00%
Tax profit			10.00%
Registered capital			50.00%
Advertising expenses (in Dollars) | $			$ 3,480,000	$ 2,010,000.00
Voting Power [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage			50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Par value (in Dollars per share)						$ 0.0001
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Par value (in Dollars per share)						$ 0.00004
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares		4,000,000
Par value (in Dollars per share)			$ 0.00004		$ 0.00004
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares	4,000,000
Offering price per share (in Dollars per share)	$ 4
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds (in Dollars) | $	$ 14,098,140
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares	4,000,000
Par value (in Dollars per share)	$ 0.00004	$ 0.00004
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares		4,000,000